BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Going concern (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Comprehensive loss	₺ (703,368)	₺ (476,500)	[1]	₺ (132,869)	[1]
Accumulated deficit	(1,736,617)	(1,033,249)
Cash and cash equivalents	₺ 3,813,469	₺ 592,643		₺ 282,304

[1]	Certain figures are re-presented compared to the published financial statements as of 31 December 2020 and 31 December 2019. For further information, refer to note 2.5